Columbia Small Cap Value and Inflection Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value and Inflection Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 1.4%
Wireless Telecommunication Services 1.4%
Telephone and Data Systems, Inc.	279,460	11,253,854
Total Communication Services		11,253,854
Consumer Discretionary 15.4%
Automobile Components 4.0%
Gentherm, Inc.(a)	121,480	4,333,192
Modine Manufacturing Co.(a)	49,470	8,020,571
Patrick Industries, Inc.	106,137	11,486,146
Visteon Corp.	92,475	9,548,044
Total		33,387,953
Broadline Retail 0.5%
Savers Value Village, Inc.(a)	465,070	4,236,788
Diversified Consumer Services 2.1%
Laureate Education, Inc., Class A(a)	341,022	10,537,580
Perdoceo Education Corp.	241,838	6,761,790
Total		17,299,370
Household Durables 2.2%
Cavco Industries, Inc.(a)	11,780	7,016,757
Taylor Morrison Home Corp., Class A(a)	183,403	11,497,534
Total		18,514,291
Leisure Products 2.5%
Polaris, Inc.	198,250	13,155,870
Topgolf Callaway Brands Corp.(a)	566,480	7,296,262
Total		20,452,132
Specialty Retail 3.2%
National Vision Holdings, Inc.(a)	297,860	8,593,261
Urban Outfitters, Inc.(a)	92,860	6,878,140
Victoria’s Secret & Co.(a)	256,830	10,614,784
Total		26,086,185
Textiles, Apparel & Luxury Goods 0.9%
Kontoor Brands, Inc.	97,935	7,281,467
Total Consumer Discretionary		127,258,186
Consumer Staples 2.7%
Food Products 0.6%
Fresh Del Monte Produce, Inc.	142,150	5,137,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.1%
Central Garden & Pet Co., Class A(a)	232,459	7,192,282
Reynolds Consumer Products, Inc.	400,040	9,992,999
Total		17,185,281
Total Consumer Staples		22,322,582
Energy 6.3%
Energy Equipment & Services 0.8%
Tidewater, Inc.(a)	125,420	6,775,188
Oil, Gas & Consumable Fuels 5.5%
Dorian LPG Ltd.	145,090	3,595,330
Gulfport Energy Corp.(a)	52,654	11,714,989
Navigator Holdings Ltd.	256,301	4,585,225
PBF Energy, Inc., Class A	351,860	12,132,133
Teekay Tankers Ltd., Class A	142,100	8,194,907
World Kinect Corp.	219,680	5,092,182
Total		45,314,766
Total Energy		52,089,954
Financials 20.4%
Banks 7.5%
Banc of California, Inc.	526,770	9,713,639
Bank of NT Butterfield & Son Ltd. (The)	177,790	8,256,568
BankUnited, Inc.	329,178	14,223,781
Fulton Financial Corp.	669,813	12,157,106
Origin Bancorp, Inc.	110,430	4,018,548
Texas Capital Bancshares, Inc.(a)	149,555	13,485,374
Total		61,855,016
Capital Markets 1.3%
StoneX Group, Inc.(a)	115,905	10,502,152
Consumer Finance 0.9%
FirstCash Holdings, Inc.	47,680	7,552,989
Financial Services 5.8%
Banco Latinoamericano de Comercio Exterior SA, Class E	138,580	6,222,242
Essent Group Ltd.	237,673	14,916,357
EVERTEC, Inc.	203,740	5,888,086

Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value and Inflection Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(a)	217,430	8,294,955
PennyMac Financial Services, Inc.	93,206	12,542,731
Total		47,864,371
Insurance 4.0%
Assured Guaranty Ltd.	142,969	12,944,413
Hamilton Insurance Group Ltd., Class B(a)	249,730	6,812,634
Horace Mann Educators Corp.	174,110	7,970,756
Neptune Insurance Holdings, Inc., Class A(a)	225,674	5,262,718
Total		32,990,521
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Dynex Capital, Inc.	555,690	7,785,217
Total Financials		168,550,266
Health Care 10.1%
Biotechnology 2.0%
Amicus Therapeutics, Inc.(a)	393,940	3,911,824
Cytokinetics, Inc.(a)	132,910	9,055,159
MiMedx Group, Inc.(a)	449,050	3,089,464
Total		16,056,447
Health Care Equipment & Supplies 2.2%
LivaNova PLC(a)	209,080	13,341,395
Omnicell, Inc.(a)	135,620	4,951,486
Total		18,292,881
Health Care Providers & Services 3.7%
AdaptHealth Corp.(a)	519,990	5,023,103
Ardent Health, Inc.(a)	500,360	4,393,161
PACS Group, Inc.(a)	412,280	13,774,275
Pediatrix Medical Group, Inc.(a)	311,410	7,501,867
Total		30,692,406
Pharmaceuticals 2.2%
Amneal Pharmaceuticals, Inc.(a)	968,114	12,120,787
ANI Pharmaceuticals, Inc.(a)	68,460	5,808,831
Total		17,929,618
Total Health Care		82,971,352
Industrials 15.3%
Aerospace & Defense 1.1%
Moog, Inc., Class A	39,891	9,162,165
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.0%
Resideo Technologies, Inc.(a)	255,276	8,421,555
Commercial Services & Supplies 1.4%
Healthcare Services Group, Inc.(a)	248,900	4,674,342
HNI Corp.	163,823	6,801,931
Total		11,476,273
Construction & Engineering 1.1%
Fluor Corp.(a)	217,980	9,357,881
Electrical Equipment 1.9%
Shoals Technologies Group, Inc., Class A(a)	549,610	4,611,228
Sunrun, Inc.(a)	317,710	6,433,627
Thermon(a)	117,920	4,138,992
Total		15,183,847
Ground Transportation 1.5%
ArcBest Corp.	94,806	6,083,701
Ryder System, Inc.	34,760	6,020,780
Total		12,104,481
Machinery 2.5%
Greenbrier Companies, Inc. (The)	101,840	4,529,843
Helios Technologies, Inc.	124,450	6,719,056
Worthington Enterprises, Inc.	176,380	9,676,207
Total		20,925,106
Passenger Airlines 0.7%
Alaska Air Group, Inc.(a)	138,815	5,949,611
Professional Services 1.3%
Korn/Ferry International	163,500	10,753,395
Trading Companies & Distributors 2.8%
DNOW, Inc.(a)	304,932	4,256,860
McGrath Rentcorp	67,980	7,007,378
Rush Enterprises, Inc., Class A	218,080	11,353,245
Total		22,617,483
Total Industrials		125,951,797
Information Technology 8.7%
Communications Equipment 1.6%
Digi International, Inc.(a)	132,690	5,550,423
Netscout Systems, Inc.(a)	292,940	7,874,227
Total		13,424,650
Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value and Inflection Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.6%
Benchmark Electronics, Inc.	127,950	5,748,794
Crane NXT Co.	173,584	9,772,779
ePlus, Inc.	86,140	7,718,144
Littelfuse, Inc.	31,240	7,998,065
Vontier Corp.	182,044	6,604,556
Total		37,842,338
Semiconductors & Semiconductor Equipment 1.9%
Diodes, Inc.(a)	165,210	7,634,354
Penguin Solutions, Inc.(a)	226,540	4,582,904
Ultra Clean Holdings, Inc.(a)	134,820	3,419,035
Total		15,636,293
Software 0.6%
N-Able, Inc.(a)	627,770	4,519,944
Total Information Technology		71,423,225
Materials 4.3%
Chemicals 1.2%
Cabot Corp.	107,127	6,702,936
Ecovyst, Inc.(a)	352,040	3,238,768
Total		9,941,704
Metals & Mining 3.1%
Commercial Metals Co.	231,530	14,766,984
Torex Gold Resources, Inc.	221,340	10,406,124
Total		25,173,108
Total Materials		35,114,812
Real Estate 11.5%
Diversified REITs 0.5%
American Assets Trust, Inc.	219,737	4,284,872
Health Care REITs 0.6%
Sila Realty Trust, Inc.	191,420	4,578,766
Hotel & Resort REITs 1.9%
DiamondRock Hospitality Co.	702,200	6,397,042
Pebblebrook Hotel Trust	420,800	4,771,872
Xenia Hotels & Resorts, Inc.	349,080	4,880,138
Total		16,049,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.2%
Cousins Properties, Inc.	379,551	9,784,825
Real Estate Management & Development 3.2%
Cushman & Wakefield Ltd.(a)	812,640	13,611,720
Newmark Group, Inc., Class A	735,722	12,786,848
Total		26,398,568
Retail REITs 2.5%
Macerich Co. (The)	794,012	13,784,049
NetSTREIT Corp.	382,640	7,013,791
Total		20,797,840
Specialized REITs 1.6%
PotlatchDeltic Corp.	321,490	12,936,758
Total Real Estate		94,830,681
Utilities 3.2%
Electric Utilities 1.4%
Portland General Electric Co.	231,151	11,747,094
Gas Utilities 1.8%
National Fuel Gas Co.	81,570	6,725,446
UGI Corp.	211,160	8,351,378
Total		15,076,824
Total Utilities		26,823,918
Total Common Stocks (Cost $694,543,040)		818,590,627

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	5,312,330	5,310,736
Total Money Market Funds (Cost $5,310,728)		5,310,736
Total Investments in Securities (Cost: $699,853,768)		823,901,363
Other Assets & Liabilities, Net		277,893
Net Assets		824,179,256

Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value and Inflection Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	6,664,460	164,241,247	(165,594,309)	(662)	5,310,736	(966)	132,484	5,312,330
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Value and Inflection Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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